OTHER LIABILITIES (Details) - ARS ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current
Deferred revenues on prepaid calling cards	$ 711	$ 1,092
Deferred revenues on connection fees and international capacity leases	132	117
Deferred revenues on construction projects	37	495
Customer loyalty programs	287	266
Compensation for directors and members of the Supervisory Committee	77	73
Companies under sect. 33 - Law No. 19,550 and Related Parties	3
Other	407	322
Other current liabilities	1,654	2,365
Non-current
Deferred revenues on connection fees and international capacity leases	547	391
Pension benefits (Note 3.m)	327	376
Mobile customer loyalty programs	471	431
Other	179	589
Other non-current liabilities	1,524	1,787
Total other liabilities	$ 3,178	$ 4,152